Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 23,890	$ 25,740		$ (137,513)	$ (87,883)
Beginnig balance, shares at Dec. 31, 2020	23,889,500
Ending balance, value at Dec. 31, 2021	$ 23,890	25,740		(183,311)	(133,681)
Ending balance, shares at Dec. 31, 2021	23,889,500
Net loss				(45,798)	(45,798)
Ending balance, value at Mar. 31, 2022	75,000	25,740		(217,431)	(116,691)
Shares issued with acquisition of MySpray	$ 51,110				51,110
Ending balance, shares at Mar. 31, 2022	75,000,000
Shares issued with acquisition of MySpray, Shares	51,110,500
Net loss				(34,120)	(34,120)
Beginning balance, value at Dec. 31, 2021	$ 23,890	25,740		(183,311)	(133,681)
Beginnig balance, shares at Dec. 31, 2021	23,889,500
Ending balance, value at Dec. 31, 2022	$ 75,000	25,740	(38,195)	(525,881)	(463,336)
Change in exchange rates			(38,195)		(38,195)
Shares issued with acquisition of MySpray	$ 51,110				51,110
Ending balance, shares at Dec. 31, 2022	75,000,000
Shares issued with acquisition of MySpray, Shares	51,110,500
Net loss				(342,570)	(342,570)
Ending balance, value at Mar. 31, 2023	$ 644,890	25,740	(37,905)	(586,186)	46,538
Issuance of acquisition shares	$ 569,890				569,890
Issuance of acquisition shares, shares	569,889,500
Change in exchange rates			$ 290		290
Ending balance, shares at Mar. 31, 2023	644,889,500
Net loss				$ (60,305)	$ (60,305)